CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Other comprehensive income (loss), tax	¥ 0	¥ 0